SCHEDULE OF SHORT-TERM BORROWINGS (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	Apr. 28, 2026 CNY (¥)	Jan. 21, 2026 CNY (¥)	Jan. 01, 2026 CNY (¥)	Mar. 25, 2025 CNY (¥)	Jan. 08, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)		Dec. 31, 2025 CNY (¥)
Short-Term Debt [Line Items]
Short-term borrowing						$ 7,369	¥ 50,000		¥ 40,000
Maturity date	Apr. 27, 2027	Jan. 21, 2027	Dec. 31, 2026	Mar. 26, 2026	Jan. 15, 2026
Bank of China [Member]
Short-Term Debt [Line Items]
Short-term borrowing	¥ 20,000	¥ 10,000	¥ 20,000		¥ 30,000		10,000	[1]	30,000	[1]
Short term debt term	one year	one year	one year		one year
Fixed interest rate	2.31%	2.30%	2.25%		2.85%
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Short-term borrowing				¥ 10,000				[2]	¥ 10,000	[2]
Short term debt term				one year
Fixed interest rate				2.75%

[1]	On January 8, 2025, the Group entered into a loan agreement with Bank of China to borrow RMB30.0 million as working capital for one year. The loan was withdrawn on January 15, 2025 and as a maturity date in January 15, 2026. The loan has a fixed interest rate of 2.85% per annum. The loan was fully repaid upon maturity.
[2]	On March 25, 2025, the Group entered into a loan agreement with Industrial and Commercial Bank to borrow RMB10.0 million as working capital for one year, with a maturity date of March 26, 2026. These loans have a fixed interest rate of 2.75% per annum. The loan was fully repaid upon maturity.